PUTNAM HIGH YIELD
ADVANTAGE
FUND
ONE POST OFFICE
SQUARE,
BOSTON, MA 02109 CLASS
   Y     SHARES
INVESTMENT STRATEGY: INCOME
PROSPECTUS - MARCH 30,    1998, AS
REVISED DECEMBER 30,     1998

This prospectus explains concisely what
you should know before investing in
class    Y     shares of Putnam High
Yield Advantage Fund (the "fund")
       .  Please read it carefully and
keep it for future reference.  You can
find more detailed information about the
fund in the March 30, 1998 statement of
additional information (the "SAI"), as
amended from time to time.  For a free
copy of the SAI or         other
information,         call Putnam
Investor Services at 1-800-752-9894.
The SAI has been filed with the
Securities and Exchange Commission (the
"Commission") and is incorporated into
this prospectus by reference.  The
Commission maintains a Web site
(http://www.sec.gov) that contains the
SAI, material incorporated by reference
into this prospectus and the SAI, and
other information regarding registrants
that file electronically into the
Commission.

The fund invests primarily in lower-
rated bonds, commonly known as "junk
bonds."  These investments are subject
to a greater risk of loss of principal
and nonpayment of interest.  Investors
should carefully assess the risks
associated with an investment in the
fund.  The fund is a diversified
portfolio designed for investors willing to assume additional risk in return for above-average income potential. See
"Risk factors" on page .

THESE SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.


PUTNAMINVESTMENTS
                              PUTNAM
                              DEFINED
                              CONTRIBUTI
                              ON PLANS
          ABOUT THE FUND
          Expenses
summary.................................
 ...

Objectives..............................
 ........... .     How the fund pursues
its objectives.................

How performance is
shown............................ How
the fund is
managed.............................
Organization and
history............................
          ABOUT YOUR INVESTMENT

          How to buy
          shares........................
          ...........         How to
          sell
shares..................................
          How to exchange
          shares........................
          ...... How the fund values its
          shares......................
          How the fund makes
          distributions to shareholders;
             tax
information.............................
 .....
     ABOUT PUTNAM INVESTMENTS, INC.
 .....................
          APPENDIX
          Securities
ratings.................................
 .

ABOUT THE    FUND

EXPENSES SUMMARY

Expenses are one of several factors to
consider when investing. The following
table summarizes    estimated
expenses attributable to class    Y
shares based on the fund's most recent
fiscal year.  The example shows the
cumulative expenses attributable to a
hypothetical $1,000 investment in class
   Y     shares over specified periods.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management fees
0.55%         Other expenses
0.17% Total fund operating expenses
   0.72%

The table is provided to help you
understand the expenses of investing in
the fund and your share of    the
operating expenses    that the fund
expects to incur in its first fiscal
year    .  The expenses shown in the
table do not reflect the application of
credits that reduce fund
expenses.    "Other expenses" are based
on the operating expenses for the fund's
class A shares.
EXAMPLE
Your investment of $1,000 would incur
the following expenses, assuming 5%
annual return and redemption at the end
of each period:
   1                 3
5
10
  YEAR             YEARS
YEARS
YEARS

            $7              $23
                   $40
$89

The example does not represent past or
future expense levels   . Actual
expenses may be greater or less than
those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies.
The example does not reflect any charges or expenses related to your employer's plan.



OBJECTIVES

PUTNAM HIGH YIELD ADVANTAGE FUND SEEKS
HIGH CURRENT INCOME. CAPITAL GROWTH IS A
SECONDARY OBJECTIVE WHEN CONSISTENT WITH
THE OBJECTIVE OF HIGH CURRENT INCOME.
The fund is not intended to be a
complete investment program, and there
is no assurance it will achieve its
objectives.

HOW THE FUND PURSUES ITS OBJECTIVES

BASIC INVESTMENT STRATEGY

THE FUND SEEKS HIGH CURRENT INCOME BY
INVESTING PRIMARILY IN HIGH-YIELD, LOWER-
RATED FIXED-INCOME SECURITIES,
CONSTITUTING A DIVERSIFIED PORTFOLIO
WHICH PUTNAM INVESTMENT MANAGEMENT,
INC., THE FUND'S INVESTMENT MANAGER
("PUTNAM MANAGEMENT"), BELIEVES DOES NOT
INVOLVE UNDUE RISK TO INCOME OR
PRINCIPAL.  Normally, at least 80% of
the fund's assets will be invested in
debt securities, convertible securities
or preferred stocks that Putnam
Management believes are consistent with
its primary investment objective of high current income. The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when Putnam Management believes these types of investments are consistent with the objective of high current income.

The fund seeks its secondary objective
of capital growth, when consistent with
its primary objective of high current
income, by investing in securities that
Putnam Management expects to appreciate
in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Putnam Management believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies. Although these smaller companies may present greater opportunities for capital appreciation, they may also include greater risks than larger, more established issuers.

Differing yields on fixed-income
securities of the same maturity are a
function of several factors, including
the relative financial strength of the
issuers of such securities.  Higher
yields are generally available from
lower-rated fixed income securities.
Lower-rated fixed income securities are
generally regarded as those rated below
Baa or BBB by nationally recognized
securities rating agencies, such as
Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's
("S&P"),or unrated securities of
comparable quality.  Securities rated
below Baa or BBB are considered to be of poor standing and predominantly speculative. The fund may invest up to 15% of its assets in securities rated, by each of the rating agencies rating the security, below Caa by or CCC, including securities in the lowest rating category of each rating agency, or in unrated securities determined by Putnam Management to be of comparable quality.
Such securities may be in default and
are generally regarded by the rating
agencies as having extremely poor
prospects of ever attaining any real
investment standing.  The rating
services' descriptions of securities in
the lower rating categories, including
their speculative characteristics, are
set forth in the appendix to this
prospectus.

Securities ratings are based largely on
the issuer's historical financial
condition and the rating agencies'
investment analysis
at the time of rating.  Consequently,
the rating assigned to any particular
security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.
Although Putnam Management considers
securities ratings when making
investment decisions, it performs its
own investment analysis and does not
rely principally on the ratings assigned by the rating services. Putnam
Management's analysis may include
consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates.
It also considers relative values based
on anticipated cash flow, interest or
dividend coverage, asset coverage and
earnings prospects.  Because of the
greater number of investment
considerations involved in investing in
lower-rated securities, the achievement
of the fund's objectives depends more on Putnam Management's analytical abilities than would be the case if the fund were investing primarily in securities in the higher rating categories.

The fund may invest in participations
and
assignments of fixed and floating rate
loans made by financial institutions to
governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited. See the SAI.

DEFENSIVE STRATEGIES

At times Putnam Management may judge
that conditions in the securities
markets make pursuing the fund's basic
investment strategy inconsistent with
the best interests of its shareholders.
At such times Putnam Management may
temporarily use alternative strategies
that are primarily designed to reduce
fluctuations in the value of fund
assets.

In implementing these defensive
strategies, the fund may invest without
limit in money market instruments,
higher-rated fixed-income securities, or in any other securities Putnam
Management considers consistent with
such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

RISK FACTORS

THE VALUES OF FIXED-INCOME SECURITIES
FLUCTUATE IN RESPONSE TO CHANGES IN
INTEREST RATES.  A decrease in interest
rates will generally result in an
increase in the value of fund assets.
Conversely, during periods of rising
interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixedincome securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized
securities rating agencies in their
ratings of a fixed-income security and
changes in the ability of an issuer to
make payments of interest and principal
may also affect the value of these
investments.  Changes in the
value of portfolio securities generally
will not affect income derived from
these securities, but will affect the
fund's net asset value.
INVESTORS SHOULD CAREFULLY CONSIDER
THEIR ABILITY TO ASSUME THE RISKS OF
OWNING SHARES OF A MUTUAL FUND THAT
INVESTS IN LOWER-RATED SECURITIES
BEFORE MAKING AN INVESTMENT.
The lower ratings of certain securities
held by the fund reflect a greater
possibility that adverse changes in the
financial condition of the issuer or in
general economic conditions, or both,
or an
unanticipated rise in interest rates,
may impair the ability of the issuer to
make payments of interest and
principal.
The inability (or perceived inability)
of issuers to make timely payments of
interest and principal would likely
make the values of securities held by
the fund more volatile and could limit
the fund's ability to sell its
securities at prices approximating the
values placed on such securities. In
the absence of a liquid trading market
for its portfolio securities the fund
at times may be unable to establish the
fair value of such securities.
The rating assigned to a security by a
rating agency does not reflect an
assessment of the volatility of the
security's market value or of the
liquidity of an investment in the
security.
The table below shows the percentages
of fund assets invested during fiscal
1997 in securities assigned to the
various rating categories by S&P, or,
if unrated by S&P, assigned to
comparable rating categories by
another rating agency, and in unrated
securities determined by Putnam
Management to be of comparable
quality:
                  RATED SECURITIES,
UNRATED SECURITIES OF
                   AS PERCENTAGE OF
COMPARABLE QUALITY, AS RATING
NET ASSETS
PERCENTAGE OF NET ASSETS
"AAA"                  0.05%
--
"AA"                     --
--
"A"                      --
--
"BBB"                   1.80
--
"BB"                   19.60
0.23%
"B"                    55.04
9.98
"CCC"                   6.81
0.21
"CC"                    0.54
--
"C"                      --
--
"D"                     0.29
--
                       -----
---Total              84.13%
10.42%
                 =====
=====

Putnam Management seeks to minimize the
risks of investing in lower-rated
securities through careful investment
analysis.  When the fund invests in
securities in the lower rating
categories, the achievement of the
fund's goals is more dependent on
Putnam Management's ability than would
be the case if the fund were investing
in securities in the higher rating
categories.

The fund will not necessarily dispose
of a security when its rating is
reduced below its rating at the
time of purchase. However, Putnam
Management will monitor the investment
to determine whether continued
investment in the security will assist
in meeting the fund's investment
objectives.

At times, a substantial portion of fund
assets may be invested in securities of
which the fund, by itself or together
with other
funds and accounts managed by Putnam
Management or its affiliates, holds all
or a major portion.
Under adverse market or economic
conditions or in the event of adverse
changes in the financial condition of
the issuer, it may be more difficult to
sell these securities when Putnam
Management believes it advisable to do
so or the fund may be able to sell the
securities only at prices lower than if
they were more widely held.  Under
these circumstances, it may also be
more difficult to determine the fair
value of such securities for purposes
of computing the fund's net asset
value.

In order to enforce its rights in the
event of a default of these securities,
the fund may be required to participate
in various legal proceedings or take
possession of and manage assets
securing the issuer's obligations on
the securities.  This could increase
fund operating expenses and adversely
affect the fund's net asset value.

Certain securities held by the fund may
permit the issuer at its option to
"call," or redeem, its securities.  If
an issuer were to redeem securities
held by the fund during a time of
declining interest rates, the fund may
not be able to reinvest the proceeds in
securities providing the same
investment return as the securities
redeemed.

Certain of the lower-rated securities
in which the fund invests are issued to
raise funds in connection with the
acquisition of a company in socalled
"leveraged buy-out" transactions.  The
highly leveraged capital structure of
such issuers may make them especially
vulnerable to adverse changes in
economic conditions.

The fund at times may invest in so-
called "zerocoupon" bonds and "payment-
in-kind" bonds.  Zerocoupon bonds are
issued at a significant discount from
their principal amount and pay interest
only at maturity rather than at
intervals during the life of the
security.  Payment-in-kind bonds allow
the issuer, at its option, to make
current interest payments on the bonds
either in cash or in additional bonds.
Both zero-coupon bonds and payment-in-
kind bonds allow an issuer to avoid the
need to generate cash to meet current
interest payments.  Accordingly, such
bonds may involve greater credit risks
than bonds paying interest in cash
currently.  The values of zero-coupon
bonds and payment-in-kind bonds are
also subject to greater fluctuation in
response to changes in market interest
rates than bonds that pay interest in
cash currently.

Even though such bonds do not pay
current interest
in cash, the fund nonetheless is
required to accrue interest income on
these investments and to distribute the
interest income on a current basis.
Thus, the fund could be required at
times to liquidate other investments in
order to satisfy its distribution
requirements.

Certain investment grade securities in
which the fund may invest share some of
the risk factors discussed above with
respect to lower-rated securities.

FOR ADDITIONAL INFORMATION REGARDING
THE RISKS ASSOCIATED WITH INVESTING IN
SECURITIES IN THE LOWER RATING
CATEGORIES, SEE THE SAI.

FOREIGN INVESTMENTS

The fund may invest in securities of
foreign issuers that are not actively
traded in U.S. markets.  These foreign
investments involve certain special
risks described below.

Foreign securities are normally
denominated and traded in foreign
currencies.  As a result, the value of
the fund's foreign investments and the
value of its shares may be affected
favorably or unfavorably by changes in
currency exchange rates relative to the
U.S. dollar.  The fund may engage in a
variety of foreign currency exchange
transactions in connection with its
foreign investments, including
transactions involving futures
contracts, forward contracts and
options.

Investments in foreign securities may
subject the fund to other risks as
well.  For example, there may be less
information publicly available about a
foreign issuer than about a U.S.
issuer, and foreign issuers are not
generally subject to accounting,
auditing and financial reporting
standards and practices comparable to
those in the United States.  The
securities of some foreign issuers are
less liquid and at times more volatile
than securities of comparable U.S.
issuers.
Foreign brokerage commissions and other
fees are also generally higher than in
the United States. Foreign settlement
procedures and trade regulations may
involve certain risks (such as delay in
payment or delivery of securities or in
the recovery of the fund's assets held
abroad) and expenses not present in the
settlement of investments in U.S.
markets.

In addition, the fund's investments in
foreign securities may be subject to
the risk of nationalization or
expropriation of assets, imposition of
currency exchange controls or
restrictions on the repatriation of
foreign currency, confiscatory
taxation, political or financial
instability and diplomatic developments
which could affect the value of the
fund's investments in certain foreign
countries.
Dividends or interest on, or proceeds
from the sale of, foreign securities
may be subject to foreign withholding
taxes, and special U.S. tax
considerations may apply.

Legal remedies available to investors
in certain foreign countries may be
more limited than those available with
respect to investments in the United
States or in other foreign countries.
The laws of some foreign countries may
limit the fund's ability to invest in
securities of certain issuers organized
under the laws of those foreign
countries.

The risks described above are typically
increased in connection with
investments in less developed and
developing nations, which are sometimes
referred to as "emerging markets."  For
example, political and economic
structures in these countries may be in
their infancy and developing rapidly,
causing instability.  High rates of
inflation or currency devaluations may
adversely affect the economies and
securities markets of such countries.
Investments in emerging markets may be
considered speculative.

The fund expects that its investments
in foreign securities generally will
not exceed 20% of its total assets,
although the fund's investments in
foreign securities may exceed this
amount from time to time.  Certain of
the foregoing risks may also apply to
some extent to securities of U.S.
issuers that are denominated in foreign
currencies or that are traded in
foreign markets, or to securities of
U.S. issuers having significant foreign
operations.

The fund may engage in a variety of
foreign currency exchange transactions
in connection with its foreign
investments, including transactions
involving futures contracts, forward
contracts and options.  For a further
discussion of the risks associated with
purchasing and selling futures
contracts and options, see "Options and
futures portfolio strategies."  The SAI
also contains information concerning
these transactions.  The decision as to
whether and to what extent the fund
will engage in foreign currency
exchange transactions will depend on a
number of factors, including prevailing
market conditions, the composition of
the fund's portfolio and the
availability of suitable transactions.
Accordingly, there can be no assurance
that the fund will engage in foreign
currency exchange transactions at any
given time or from time to time.

FOR MORE INFORMATION ABOUT FOREIGN
SECURITIES AND THE RISKS ASSOCIATED
WITH INVESTMENT IN SUCH SECURITIES, SEE
THE SAI.

INVESTMENTS IN PREMIUM SECURITIES

At times, the fund may invest in
securities bearing coupon rates higher
than prevailing market rates. Such
"premium" securities are typically
purchased at prices greater than the
principal amounts payable on maturity.

The fund does not amortize the premium
paid for these securities in
calculating its net investment income.
As a result, the purchase of premium
securities provides a higher level of
investment income distributable to
shareholders on a current basis than if
the fund purchased securities bearing
current market rates of interest.
Because the value of premium securities
tends to approach the principal amount
as they approach maturity (or call
price in the case of securities
approaching their first call date), the
purchase of such securities may
increase the risk of capital loss if
such securities are held to maturity
(or first call date).

During a period of declining interest
rates, many of the fund's portfolio
investments will likely bear coupon
rates that are higher than the current
market rates, regardless of whether the
securities were originally purchased at
a premium.  These securities would
generally carry premium market values
that would be reflected in the net
asset value of fund shares.  As a
result, an investor who purchases fund
shares during such periods would
initially receive higher taxable
monthly distributions (derived from the
higher coupon rates payable on the
fund's investments) than might be
available from alternative investments
bearing current market interest rates,
but the investor may face an increased
risk of capital loss as these higher
coupon securities approach maturity (or
first call date). In evaluating the
potential performance of an investment
in the fund, investors may find it
useful to compare the fund's current
dividend rate with its "yield," which
is computed on a yield-to-maturity
basis in accordance with SEC
regulations and which reflects
amortization of market premiums.  See
"How performance is shown."

ILLIQUID SECURITIES

THE FUND MAY INVEST UP TO 15% OF ITS
ASSETS IN ILLIQUID SECURITIES.  Putnam
Management believes that opportunities
to earn high yields may exist from time
to time in securities which are
illiquid and which may be considered
speculative.  The sale of these
securities is usually restricted under
federal securities laws.  As a result
of illiquidity, the fund may not be
able to sell these securities when
Putnam Management considers it
desirable to do so or may have to sell
them at less than fair market value.

PORTFOLIO TURNOVER

The length of time the fund has held a
particular security is not generally a
consideration in investment decisions.
A change in
the securities held by the fund is
known as "portfolio turnover." As a
result of the fund's investment
policies, under certain market
conditions its portfolio turnover rate
may be higher than that of other mutual
funds.

Portfolio turnover generally involves
some expense, including brokerage
commissions or dealer mark ups and
other transaction costs in connection
with the sale of securities and
reinvestment in other securities.
        Portfolio turnover rates
   for 1996 and 1997 were 74.47% and
67.62%, respectively.

OPTIONS AND FUTURES PORTFOLIO
STRATEGIES

THE FUND MAY ENGAGE IN A VARIETY OF
TRANSACTIONS INVOLVING THE USE OF
OPTIONS AND FUTURES CONTRACTS. The fund
may purchase and sell futures contracts
in order to hedge against changes in
the values of securities the fund owns
or expects to purchase or to hedge
against interest rate changes.  For
example, if Putnam Management expected
interest rates to increase, the fund
might sell futures contracts on U.S.
government securities.  If rates were
to increase, the value of the fund's
fixedincome securities would decline,
but this decline might be offset in
whole or in part by an increase in the
value of the futures contracts.  The
fund may also purchase and sell call
and put options on futures contracts or
on securities the fund is permitted to
purchase         in addition to or as
an alternative to purchasing and
selling futures contracts.          The
fund may also buy and sell combinations
of put and call options on the same
underlying security.  The fund may also
engage in futures and options
transactions for nonhedging purposes,
such as to substitute for direct
investment or to manage the fund's
effective duration. Duration is a
commonly used measure of the longevity
of debt instruments.

OPTIONS AND FUTURES TRANSACTIONS
INVOLVE COSTS AND MAY RESULT IN LOSSES.
The effective use of options and
futures strategies depends on the
fund's ability to terminate options and
futures positions at times when Putnam
Management deems it desirable to do so.
Options on certain U.S. government
securities are traded in significant
volume on securities exchanges.
However, other options which the fund
may purchase or sell may be traded in
the "over-the-counter" market rather
than on an exchange.  This means that
the fund would enter into such option
contracts with particular securities
dealers who make markets in these
options. The fund's ability to
terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the fund.

The use of options and futures
strategies also involves the risk of
imperfect correlation among movements
in the prices of the securities
underlying the futures and options
purchased and sold by the fund, of the
options and futures contracts
themselves, and, in the case of hedging
transactions, of the securities which
are the subject of a hedge.  The
successful use of these strategies
further depends on the ability of
Putnam Management to forecast interest
rates and market movements correctly.

The fund's ability to engage in options
and futures transactions and to sell
related securities may be limited by
        certain regulatory
requirements.
See the SAI.

OTHER INVESTMENT PRACTICES

THE FUND MAY ALSO ENGAGE IN THE
FOLLOWING INVESTMENT PRACTICES,
EACH OF WHICH INVOLVES CERTAIN SPECIAL
RISKS.  THE SAI CONTAINS MORE DETAILED
INFORMATION ABOUT THESE PRACTICES,
INCLUDING LIMITATIONS DESIGNED TO
REDUCE THESE RISKS.

SECURITIES LOANS, REPURCHASE AGREEMENTS
AND FORWARD COMMITMENTS. The fund may
lend portfolio securities amounting to
not more than 25% of its assets to
broker-dealers and may enter into
repurchase agreements on up to 25% of
its assets.  These transactions must be
fully collateralized at all times.  The
fund may also purchase securities for
future delivery, which may increase its
overall investment exposure and
involves a risk of loss if the value of
the securities declines prior to the
settlement date.  These transactions
involve some risk if the other party
should default on its obligation and
the fund is delayed or prevented from
recovering the collateral or completing
the transaction.

DIVERSIFICATION

The fund is a "diversified" investment
company under the Investment Company
Act of 1940.  This means that with
respect to 75% of its total assets, the
fund may not invest more than 5% of its
total assets in the securities of any
one issuer (except U.S. government
securities).  The remaining 25% of its
total assets is not subject to this
restriction.  To the extent the fund
invests a significant portion of its
assets in the securities of a
particular issuer, it will be subject
to an increased risk of loss if the
market value of such issuer's
securities declines.

DERIVATIVES

Certain of the instruments in which the
fund may invest, such as options,
futures contracts and forward contracts
are considered to be "derivatives."
Derivatives are financial instruments
whose value depends upon, or is derived
from, the value of an underlying asset,
such as a security or an index.
Further information about these
instruments and the risks involved in
their use is included elsewhere in this
prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP
TO LIMIT INVESTMENT RISKS FOR THE
FUND'S SHAREHOLDERS.
These restrictions prohibit the fund,
with respect to 75% of its total
assets, from acquiring more than 10% of
the voting securities of any one
issuer*.  They also prohibit the fund
from investing more than:

(a) (with respect to 75% of its total
assets) 5% of
its total assets in securities of any
one issuer (other than the U.S.
government or its agencies or
instrumentalities);*

(b) 25% of its total assets in any one
industry (securities of the U.S.
government, its agencies or
instrumentalities are not considered to
represent any industry);* or

(c) 15% of its net assets in any
combination of securities that are not
readily marketable, securities
restricted as to resale (excluding
securities determined by the Trustees
(or the person designated by the
Trustees to make such determinations)
to be readily marketable), and
repurchase agreements maturing in more
than seven days.

Restrictions marked with an asterisk
(*) above are summaries of fundamental
investment policies.  See the SAI for
the full text of these policies and the
fund's other fundamental investment
policies. Except as otherwise noted in
the SAI, all percentage
limitations described in this
prospectus and the SAI will apply at
the time an investment is made, and
will not be considered violated unless
an excess or deficiency occurs or
exists immediately after and as a
result of such investment.  Except for
investment policies designated as
fundamental in this prospectus or the
SAI, the investment policies described
in this prospectus and in the SAI are
not fundamental policies.  The Trustees
may change any non-fundamental
investment policy without shareholder
approval.  As a matter of policy, the
Trustees would not materially change
the fund's investment objectives
without shareholder approval.

HOW PERFORMANCE IS SHOWN

FUND ADVERTISEMENTS MAY, FROM TIME TO
TIME, INCLUDE PERFORMANCE INFORMATION.
"Yield" for each class of shares is
calculated by dividing the annualized
net investment income per share during
a recent 30-day period by the maximum
public offering price per share of the
class on the last day of that period.

For purposes of calculating yield, net
investment income is calculated in
accordance with SEC regulations and may
differ from net investment income as
determined for tax purposes.  SEC
regulations require that net investment
income be calculated on a "yield-to-
maturity" basis, which has the effect
of amortizing any premiums or discounts
in the current market value of fixed
income securities.  The current
dividend rate is based on the net
investment income as determined for tax
purposes, which may not reflect
amortization in the same manner.  See
"How the fund pursues its objectives --
Investments in premium securities."

"Total return" for the one-, five- and
ten-year periods (or for the life of
the class    Y     shares, if shorter)
through the most recent
calendar quarter represents the average
annual compounded rate of return on an
investment of $1,000 in the fund
       .  Total return may also be
presented for other periods        .
ALL DATA ARE BASED ON PAST INVESTMENT
RESULTS AND DO NOT PREDICT FUTURE
PERFORMANCE.
Investment performance, which will
vary, is based on many factors,
including market conditions, portfolio
composition, fund operating expenses
and the class of shares the investor
purchases. Investment performance also
often reflects the risks associated
with the fund's investment objectives
and policies. These factors should be
considered when comparing the fund's
investment results with those of other
mutual funds and other investment
vehicles.
Quotations of investment performance
for any period when an expense
limitation was in effect will be
greater than if the limitation had not
been in effect.  Fund performance may
be compared to that of various indexes.
See the SAI.
HOW THE FUND IS MANAGED
THE TRUSTEES OF THE FUND ARE
RESPONSIBLE FOR GENERALLY OVERSEEING
THE CONDUCT OF THE FUND'S BUSINESS.
Subject to such policies as the
Trustees may determine, Putnam
Management furnishes a continuing
investment program for the fund and
makes investment decisions on its
behalf.  Subject to the control of the
Trustees, Putnam Management also
manages the fund's other affairs and
business.
The fund pays Putnam Management a
quarterly fee for these
services based on the fund's average
net assets. See "Expenses summary" and
the SAI.
The following    officers     of Putnam
Management    have     had primary
responsibility for the dayto-day
management of the fund's portfolio
since the    years     stated below:

Business experience
                         Year     (at
least 5
years)
                         ------   -----
--------
------
   Jennifer E. Leichter  1998     Employed as
an investment
Managing Director                 professional
by Putnam
                                  Management
since 1987.

Jeffrey A. Kaufman       1998     Employed as
an investment
Senior Vice President             professional
by Putnam
                                  Management
                                  since 1998.
                                  Prior to
                                  August 1998,
                                  Mr. Kaufman
                                  was a Vice
                                  President at
                                  MFS
                                  Investment
                                  Management.
                                  Prior to
                                  March 1994,
                                  Mr. Kaufman
                                  was an
                                  Emerging
                                  Markets
                                  Research
                                  Consultant at
                                  Salomon
                                  Brothers Inc.

Robert M. Paine          1998
Employed as
an investment
Senior Vice President
professional
by Putnam

Management since 1987.

Rosemary H. Thomsen      1996
Employed as
an investment
Senior Vice President
professional by Putnam

Management since 1986.

The fund pays all expenses not
assumed by Putnam Management,
including Trustees' fees, auditing,
legal, custodial, investor servicing
and shareholder reporting expenses,
and payments under its distribution
plans (which are in turn allocated
to the relevant class of shares).
The fund also reimburses Putnam
Management for the compensation and
related expenses of certain fund
officers and their staff who provide
administrative services.  The total
reimbursement is determined annually
by the Trustees.

Putnam Management places all orders
for purchases and sales of fund
securities.  In selecting broker-
dealers, Putnam Management may
consider research and brokerage
services furnished to it and its
affiliates.  Subject to seeking the
most favorable price and execution
available, Putnam Management may
consider sales of fund shares (and,
if permitted by law, shares of the
other Putnam funds) as a factor in
the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam High Yield Advantage Fund is
a Massachusetts business trust
organized on January 13, 1986.  A
copy of the Agreement and
Declaration of Trust, which is
governed by Massachusetts law, is on
file with the Secretary of State of
The Commonwealth of Massachusetts.

The fund is an open-end, diversified
management investment company with
an unlimited number of authorized
shares of beneficial interest.  The
Trustees may, without shareholder
approval, create two or more series
of shares representing separate
investment portfolios. Any such
series of shares may be divided
without shareholder approval into
two or more classes of shares having
such preferences and special or
relative rights and
privileges as the Trustees
determine.  The fund's shares are
not currently divided into series.
Only the fund's class    Y
shares are offered by this
prospectus.  The fund also offers
other classes of shares with
different sales charges and
expenses.  Because of these
different sales charges and
expenses, the
investment performance of the
classes will vary.  For more
information, including your
eligibility to purchase any other
class of shares, contact your
investment dealer or Putnam Mutual
Funds (at 1-800-225-1581).

Each share has one vote, with
fractional shares voting
proportionally.  Shares of all
classes will vote together as a
single class except when otherwise
required by law or as determined by
the Trustees.  Shares are freely
transferable, are entitled to
dividends as declared by the
Trustees, and, if the fund were
liquidated, would receive the net
assets of the fund. The fund may
suspend the sale of shares at any
time and may refuse any order to
purchase shares.  Although the fund
is not required to hold annual
meetings of its shareholders,
shareholders holding at least 10% of
the outstanding shares entitled to
vote have the right to call a
meeting to elect or remove Trustees,
or to take other actions as provided
in the Agreement and Declaration of
Trust.

If you own fewer shares than the
minimum set by the Trustees
(presently 20 shares), the fund may
choose to redeem your shares. You
will receive at least 30 days'
written notice before the fund
redeems your shares, and you may
purchase additional shares at any
time to avoid a redemption.  The
fund may also redeem shares if you
own shares above a maximum amount
set by the Trustees. There is
presently no maximum, but the
Trustees may, at any time, establish
one which could apply to both
present and future shareholders.


THE FUND'S TRUSTEES:  GEORGE
PUTNAM,* CHAIRMAN. President of the
Putnam funds.  Chairman and Director
of Putnam Management and Putnam
Mutual Funds Corp. ("Putnam Mutual
Funds").  Director, Marsh & McLennan
Companies, Inc.   ; JOHN A. HILL,
VICE CHAIRMAN. Chairman and Managing
Director, First Reserve
Corporation    ; WILLIAM F. POUNDS,
VICE CHAIRMAN. Professor
   Emeritus     of Management,
Alfred P. Sloan School of
Management, Massachusetts Institute
of Technology; JAMESON ADKINS
BAXTER, President, Baxter
Associates, Inc.; HANS H. ESTIN,
Vice Chairman, North American
Management Corp.       ; RONALD J.
JACKSON, Former Chairman, President
and Chief Executive Officer of
Fisher-Price, Inc., Trustee of Salem
Hospital and the Peabody Essex
Museum; PAUL L. JOSKOW*, Professor
of Economics and Management,
Massachusetts Institute of
Technology   .     Director, New
England Electric System, State Farm
Indemnity Company and Whitehead
Institute for Biomedical Research;
ELIZABETH T. KENNAN, President
Emeritus and Professor, Mount
Holyoke College; LAWRENCE J.
LASSER,* Vice President of the
Putnam funds. President, Chief
Executive Officer and Director of
Putnam Investments, Inc. and Putnam
Management. Director, Marsh &
McLennan Companies, Inc.;  JOHN H.
MULLIN, III,
Chairman and CEO of Ridgeway Farm,
Director of ACX Technologies, Inc.,
Alex. Brown Realty, Inc., and The
Liberty Corporation; ROBERT E.
PATTERSON, President and Trustee of
Cabot Industrial Trust    and
Trustee of SEA Education
Association    ; DONALD S. PERKINS,*
Director of various corporations,
including Cummins Engine Company,
Lucent Technologies, Inc.,
   Nanophase Technologies, Inc.,
and     Springs Industries, Inc.
       ; GEORGE PUTNAM, III,*
President, New Generation Research,
Inc.; A.J.C. SMITH,* Chairman and
Chief Executive Officer, Marsh &
McLennan Companies, Inc.; W. THOMAS
STEPHENS, President and Chief
Executive Officer of MacMillan
Bloedel Ltd., Director of
Qwest Communications        and New
Century Energies; and W. NICHOLAS
THORNDIKE, Director of various
corporations and charitable
organizations, including Data
General Corporation, Bradley Real
Estate, Inc. and Providence Journal
Co.  Also, Trustee of Cabot
Industrial Trust, Massachusetts
General Hospital and Eastern
Utilities Associates.  The Trustees
are also Trustees of the other
Putnam funds.  Those marked with an
asterisk (*) are or may be deemed to
be "interested persons" of the fund,
Putnam Management or Putnam Mutual
Funds.
ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

ALL ORDERS TO PURCHASE SHARES MUST
BE MADE THROUGH YOUR EMPLOYER'S
   DEFINED CONTRIBUTION     PLAN.
FOR MORE INFORMATION ABOUT HOW TO
PURCHASE SHARES OF THE FUND THROUGH
YOUR EMPLOYER'S PLAN OR LIMITATIONS
ON THE AMOUNT THAT MAY BE PURCHASED,
PLEASE CONSULT YOUR EMPLOYER.
Shares are sold to eligible
   defined contribution     plans at
the net asset value per share next
determined after receipt of an order
by Putnam Mutual Funds.  Orders must
be received by Putnam Mutual Funds
before the close of regular trading
on the New York Stock Exchange in
order to receive that day's net
asset value.
   Class Y shares are available to
defined contribution plans
(including corporate IRAs) whose
investment     in Putnam funds and
other    assets     managed by
Putnam Management or its affiliates
   , combined with such investments
by the plan's sponsor and the
sponsor's other employee benefit
plans, equals at least $150 million
(or prior to 1999, $250 million).
Defined contribution plans that
elect to buy class Y shares after
attaining eligibility will receive
class Y shares in place of any class
A shares owned at the time of their
first purchase of class Y shares.
Class Y shares are also available to
defined contribution plans whose
sponsor confirms a good faith
expectation that investments in
Putnam-managed assets by the sponsor
and its employee benefit plans will
attain $150 million (using the
higher of purchase price or current
market value) within one year of the
initial purchase of class Y shares,
and agrees that class Y shares may
be redeemed and class A shares
purchased if that level is not
attained    .

To eliminate the need for
safekeeping, the fund will not issue
certificates for your shares.

        Putnam Mutual Funds will
from time to time, at its expense,
provide         promotional
incentives or payments to dealers
that sell shares of the Putnam
funds.  These incentives or payments
may include payments for travel
expenses, including lodging,
incurred in connection with trips
taken by invited registered
representatives and their guests to
locations within and outside the
United States for meetings or
seminars of a business nature. In
some instances, these incentives or
payments may be offered only to
certain dealers who have sold or may
sell significant amounts of shares.
Certain dealers may not sell all
classes of shares.

HOW TO SELL SHARES

SUBJECT TO ANY RESTRICTIONS IMPOSED
BY YOUR EMPLOYER'S PLAN, YOU CAN
SELL YOUR SHARES THROUGH THE PLAN TO
THE FUND ANY DAY THE NEW YORK STOCK
EXCHANGE IS OPEN.  For more
information about how to sell shares
of the fund through your employer's
plan, including any charges that may
be imposed by the plan, please
consult with your employer.

Your plan administrator must send a
signed letter of instruction
to Putnam Investor Services.  The
price you will receive is the next
net asset value calculated after the
fund receives the request in proper
form.  All requests must be received
by the fund prior to the close of
regular trading on the New York
Stock Exchange in order to receive
that day's net asset value.  If
   sell     shares having a net
asset value of $100,000 or more, the
signatures of registered owners or
their legal representatives must be
guaranteed by a bank, broker-dealer
or certain other financial
institutions.  See the SAI for more
information about where to obtain a
signature guarantee.

THE FUND GENERALLY PROVIDES PAYMENT
FOR REDEEMED SHARES THE BUSINESS DAY
AFTER THE REQUEST IS RECEIVED.
Under unusual circumstances, the
fund may suspend redemptions, or
postpone payment for more than seven
days, as permitted by federal
securities law.  The fund will only
redeem shares for which it has
received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions
contained in your    employer's
plan, you can exchange your
shares for shares of other Putnam
funds available through your
employer's plan at net asset value.
Contact your plan administrator or
Putnam Investor Services for more
information on how to exchange your
shares or how to obtain prospectuses
of other Putnam funds in which you
may invest.

The exchange privilege is not
intended as a vehicle for short-term
trading.  Excessive exchange
activity may interfere with
portfolio management and have an
adverse effect on all shareholders.
In order to limit excessive exchange
activity and in other circumstances
where Putnam Management or the
Trustees believe doing so would be
in the best interest of    the
fund, the fund reserves the right to
revise or terminate the exchange
privilege, limit the amount or
numbers of exchanges or reject any
exchange.  Consult Putnam Investor
Services before requesting an
exchange.  See the SAI to find out
more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET
VALUE OF A SHARE OF EACH CLASS BY
DIVIDING THE TOTAL VALUE OF ITS
ASSETS, LESS LIABILITIES, BY THE
NUMBER OF ITS SHARES OUTSTANDING.
SHARES ARE VALUED AS OF THE CLOSE OF
REGULAR TRADING ON THE NEW YORK
STOCK EXCHANGE EACH DAY THE EXCHANGE
IS OPEN.

Portfolio securities for which
market quotations are readily
available are valued at market
value.  Long-term corporate bonds
and notes for which market
quotations are not considered
readily available are valued at fair
value on the basis of valuations
furnished by a pricing service
approved by the Trustees which
determines valuations for normal,
institutionalsize trading units of
such securities using methods based
on market transactions for
comparable securities and various
relationships between securities
which are generally recognized by
institutional traders.  Shortterm
investments that will mature in 60
days or less are valued at amortized
cost, which approximates market
value.  All other
securities and assets are valued at
their fair value following
procedures approved by the
Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO
SHAREHOLDERS; TAX INFORMATION The
fund distributes any net investment
income at least monthly and any net
capital gains at least annually.
Distributions from net capital
gains are made after applying any
available capital loss carryovers.
A capital loss carryover is
currently available.

The terms of your employer's plan
will govern how your employer's
plan may receive distributions from
the fund.  Generally,
periodic distributions from the
fund to your employer's plan are
reinvested in additional fund
shares, although your employer's
plan may permit you to receive fund
distributions from net investment
income in cash while reinvesting
capital gains distributions in
additional shares or to receive all
fund distributions in cash.  If
another option is not selected, all
distributions will be reinvested in
additional fund shares.

The fund intends to qualify as a
"regulated investment company" for
federal income tax purposes and to
meet all other requirements    that
are     necessary for it to be
relieved of federal income taxes on
income and gains it distributes to
shareholders.  The fund will
distribute substantially all of its
ordinary income and capital gain
net income on a current basis.
Generally, fund distributions are
taxable as ordinary income, except
that any distributions designated
by the fund as deriving from net
gains on securities held for more
than one year         will be taxed
as such regardless of how long you
have held your shares.  However,
distributions by the fund to
employer-sponsored    defined
contribution     plans that qualify
for tax-exempt treatment under
federal income tax laws will not be
taxable. Special tax rules apply to
investments through such plans.
You should consult your tax adviser
to determine the suitability of the
fund as an investment through such
a plan and the tax treatment of
distributions (including
distributions of amounts
attributable to an investment in
the fund) from such a plan.

   The fund's investments in
certain debt obligations may cause
the fund to recognize taxable
income in excess of the cash
generated by such obligations and
the fund could be required at times
to liquidate other investments in
order to satisfy its distribution
requirements. In addition, the
fund's investments in foreign
securities may be subject to
foreign withholding taxes. In that
case, the fund's yield on those
securities would be decreased.

The foregoing is a summary of
certain federal income tax
consequences of investing in the
fund.  You should consult your tax
adviser to determine the precise
effect of an investment in the fund
on your particular tax situation
(including possible liability for
   foreign,     state and local
taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING
MUTUAL FUNDS SINCE 1937. Putnam
Mutual Funds is the principal
underwriter of the fund and of
other Putnam funds.  Putnam Defined
Contribution Plans is a division of
Putnam Mutual Funds. Putnam
Fiduciary Trust Company is the
custodian of the fund.  Putnam
Investor Services, a
division of Putnam Fiduciary Trust
Company, is the investor servicing
and transfer agent for the fund.

Putnam Management, Putnam Mutual
Funds and Putnam Fiduciary Trust
Company are    subsidiaries of
Putnam Investments, Inc., which
is     located at One Post Office
Square, Boston, Massachusetts 02109
and    , except for a minority
stake owned by employees, are
owned by Marsh & McLennan
Companies, Inc., a publicly-owned
holding company whose principal
businesses are international
insurance and reinsurance
brokerage, employee benefit
consulting and investment
management.

APPENDIX

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES
DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA
are judged to be of the best
quality.  They carry the smallest
degree of investment risk and are
generally referred to as "gilt
edged."
Interest payments are protected by
a large or by an exceptionally
stable margin and principal is
secure.  While the various
protective elements are likely to
change, such changes as can be
visualized are most unlikely to
impair the fundamentally strong
position of such issues.

AA -- Bonds which are rated AA are
judged to be of high quality by all
standards.  Together with the AAA
group they comprise what are
generally known as high grade
bonds.  They are rated lower than
the best bonds because margins of
protection may not be as large as
in AAA securities or fluctuation of
protective elements may be of
greater amplitude or there may be
other elements present which make
the long-term risk appear somewhat
larger than the AAA securities.

A -- Bonds which are rated A
possess many favorable investment
attributes and are to be considered
as upper-medium-grade obligations.
Factors giving security to
principal and interest are
considered adequate, but elements
may be present which suggest a
susceptibility to impairment
sometime in the future.

BAA -- Bonds which are rated BAA
are considered as medium grade
obligations, (i.e., they are
neither highly protected nor poorly
secured). Interest payments and
principal security appear adequate
for the present, but certain
protective elements may be lacking
or may be characteristically
unreliable over any great
length of time.  Such bonds lack
outstanding investment
characteristics and in fact have
speculative characteristics as
well.

BA -- Bonds which are rated BA are
judged to have speculative
elements; their future cannot be
considered as well-assured. Often
the protection of interest and
principal payments may be very
moderate and thereby not well
safeguarded during other good and
bad times over the future.
Uncertainty of position
characterizes bonds in this class.

B -- Bonds which are rated B
generally lack characteristics of
the desirable investment. Assurance
of interest and principal payments
or of maintenance of other terms of
the contract over any long period
of time may be small.

CAA -- Bonds which are rated CAA
are of poor standing.  Such issues
may be in default or there may be
present elements of danger with
respect to principal or interest.

CA -- Bonds which are rated CA
represent obligations which are
speculative in a high degree.  Such
issues are often in default or have
other marked shortcomings.

C -- Bonds which are rated C are
the lowest rated class of bonds and
issues so rated can be regarded as
having extremely poor
prospects of ever attaining any
real investment standing.

STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has
the highest rating assigned by
Standard & Poor's.  The obligor's
capacity to meet its financial
commitment on the obligation is
extremely strong.

AA -- An obligation rated AA
differs from the highest-rated
obligations only in small degree.
The obligor's capacity to meet its
financial commitment on the
obligation is very strong.

A -- An obligation rated A is
somewhat more susceptible to the
adverse effects of changes in
circumstances and economic
conditions than obligations in
higher-rated categories. However,
the obligor's capacity to meet its
financial commitment on the
obligation is still strong.

BBB -- An obligation rated BBB
exhibits adequate protection
parameters.  However, adverse
economic conditions or changing
circumstances are more likely to
lead to a weakened capacity of the
obligor to meet its financial
commitment on the obligation.

Obligations rated BB, B, CCC, CC
and C are
regarded as having significant
speculative characteristics.  BB
indicates the lowest degree of
speculation and C the highest.
While such obligations will likely
have some quality and protective
characteristics, these are
outweighed by large uncertainties
or major exposures to adverse
conditions.

BB -- An obligation rated BB is
less vulnerable to nonpayment than
other speculative issues. However,
it faces major ongoing
uncertainties or exposure to
adverse business, financial, or
economic conditions which could
lead to the obligor's inadequate
capacity to meet its financial
commitment on the obligation.

B -- An obligation rated B is more
vulnerable to nonpayment than
obligations rated BB, but the
obligor currently has the capacity
to meet its financial commitment on
the obligations. Adverse business,
financial, or economic conditions
will likely impair the obligor's
capacity or willingness to meet its
financial commitment on the
obligation.

CCC -- An obligation rated CCC is
currently vulnerable to nonpayment,
and is dependent upon favorable
business, financial, and economic
conditions for the obligor to meet
its financial commitment on the
obligation. In the event of adverse
business, financial, or economic
conditions, the obligor is not
likely to have the capacity to meet
its financial commitment on the
obligation.

CC -- An obligation rated CC is
currently highly vulnerable to
nonpayment.

C -- The C rating may be used to
cover a situation where a
bankruptcy petition has been filed,
or similar action has been taken,
but payments on this obligation are
being continued.

D -- An obligation rated D is in
payment default.  The D rating
category is used when interest
payments or principal payments are
not made on the date due even if
the applicable grace period has not
expired, unless Standard & Poor's
believes that such payments will be
made during such grace period.  The
D rating also will be used upon the
filing of a bankruptcy petition, or
the taking of a
similar action if payments on an
obligation are jeopardized.

DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality.  The
risk factors are negligible, being
only slightly more than for risk-
free U.S. Treasury debt.

AA+, AA, AA- -- High credit
quality.
Protection factors are strong.
Risk is modest
but may vary slightly from time to
time because of economic
conditions.

A+, A, A- -- Protection factors are
average but adequate. However, risk
factors are more variable and
greater in periods of economic
stress.

BBB+, BBB, BBB- -- Below-average
protection factors but still
considered sufficient for prudent
investment.  Considerable
variability in risk during economic
cycles.

BB+, BB, BB- -- Below investment
grade but deemed likely to meet
obligations when due. Present or
prospective financial protection
factors fluctuate according to
industry conditions or company
fortunes.  Overall quality may move
up or down frequently within this
category.

B+, B, B- -- Below investment grade
and possessing risk that
obligations will not be met when
due.  Financial protection factors
will fluctuate widely according to
economic cycles, industry
conditions and/or company fortunes.
Potential exists for frequent
changes in the rating within this
category or into a higher or lower
rating grade.

CCC -- Well below investment-grade
securities. Considerable
uncertainty exists as to timely
payment of principal, interest or
preferred dividends.  Protection
factors are narrow and risk can be
substantial with unfavorable
economic/industry conditions,
and/or with unfavorable company
developments.

DD -- Defaulted debt obligations.
Issuer failed to meet scheduled
principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be
investment grade and of the highest
credit quality.  The obligor has an
exceptionally strong ability to pay
interest and repay principal, which
is unlikely to be affected by
reasonably foreseeable events.

AA -- Bonds considered to be
investment grade and of very high
credit quality.  The obligor's
ability to pay interest and repay
principal is very strong, although
not quite as strong as bonds rated
AAA.

A -- Bonds considered to be
investment grade and of high credit
quality.  The obligor's ability to
pay interest and repay principal is
considered to be strong, but may be
more vulnerable to adverse changes
in economic conditions and
circumstances than bonds with
higher ratings.

BBB -- Bonds considered to be
investment grade
and of satisfactory credit quality.
The obligor's ability to pay
interest and repay principal is
considered to be adequate. Adverse
changes in economic conditions and
circumstances, however, are more
likely to have adverse impact on
these bonds,
and therefore impair timely
payment.  The likelihood that the
ratings of these bonds will fall
below investment grade is higher
than for bonds with higher ratings.
BB -- Bonds considered to be
speculative.  The obligor's ability
to pay interest and repay principal
may be affected over time by
adverse economic changes.  However,
business and financial alternatives
can be identified which could
assist the obligor in satisfying
its debt service requirements.
B -- Bonds are considered highly
speculative. Bonds in this class
are lightly protected as to the
obligor's ability to pay interest
over the life of the issue and
repay principal when due. CCC --
Bonds have certain characteristics
which, with passing of time, could
lead to the possibility of default
on either principal or interest
payments.
CC -- Bonds are minimally
protected. Default in payment of
interest and/or principal seems
probable.
C -- Bonds are in actual or
imminent default in payment of
interest or principal.
DDD -- Bonds are in default and in
arrears in interest and/or
principal payments. Such bonds are
extremely speculative and should be
valued only on the basis of their
value in liquidation or
reorganization of the obligor.